ATA Creativity Global ("Parent Company") - Condensed Statements of Cash Flows (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Condensed Financial Statements Captions [Line Items]
Net cash used in operating activities	¥ (31,833,685)	$ (4,995,400)	¥ (27,873,360)	¥ (57,876,559)
Cash flows from investing activities:
Proceeds from divestiture of businesses				4,894,197
Net cash used in investing activities	(10,028,992)	(1,573,767)	(19,090,428)	(36,945,321)
Cash flows from financing activities:
Cash received from Private placement			8,530,931	61,693,192
Cash received for exercise of share options	232,245	36,444
Net cash provided by financing activities	827,516	129,855	6,303,594	57,566,469
Effect of foreign exchange rate changes on cash	(348,911)	(54,752)	(814,131)	866,827
Net decrease in cash and cash equivalents	(41,384,072)	(6,494,064)	(41,474,325)	(36,388,584)
Cash and cash equivalents at beginning of year	112,723,433	17,688,766	154,197,758	190,586,342
Cash and cash equivalents at end of year	71,339,361	11,194,702	112,723,433	154,197,758
ATA Creativity Global
Condensed Financial Statements Captions [Line Items]
Net cash used in operating activities	(4,529,860)	(710,833)	(10,150,979)	(4,797,830)
Cash flows from investing activities:
Cash received from subsidiaries	4,113,412	645,484	3,804,240
Cash lent to subsidiaries	(9,692)	(1,521)	(72,794,230)
Proceeds from divestiture of businesses				4,894,197
Net cash used in investing activities	4,103,720	643,963	(68,989,990)	4,894,197
Cash flows from financing activities:
Cash received from Private placement			8,530,931	61,693,192
Cash received for exercise of share options	232,245	36,444
Repurchase of treasury shares			(4,003,530)
Net cash provided by financing activities	232,245	36,444	4,527,401	61,693,192
Effect of foreign exchange rate changes on cash	(57,011)	(8,946)	(895,932)	810,196
Net decrease in cash and cash equivalents	(250,906)	(39,372)	(75,509,500)	62,599,755
Cash and cash equivalents at beginning of year	2,486,636	390,207	77,996,136	15,396,381
Cash and cash equivalents at end of year	¥ 2,235,730	$ 350,835	¥ 2,486,636	¥ 77,996,136